GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 4.12%
$ 110,940	Ajax Mortgage Loan Trust(a)(b) Series 2017-B Class A 3.16%, 09/25/2056	$ 112,477
250,000	ALM XVI Ltd / ALM XVI LLC(a)(c) Series 2015-16A Class AAR2 2.73%, 07/15/2027 3-mo. LIBOR + 0.90%	243,151
155,000	Americredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	145,995
454,000	AMMC XIV Ltd(a)(c) Series 2014-14A Class A1LR 3.04%, 07/25/2029 3-mo. LIBOR + 1.25%	433,622
425,000	Anchorage Capital Ltd(a)(c) Series 2016-8A Class AR 2.80%, 07/28/2028 3-mo. LIBOR + 1.00%	413,156
500,000	Atrium IX(a)(c) Series 2009A Class AR 2.85%, 05/28/2030 3-mo. LIBOR + 1.24%	475,514
22,301	Avery Point III Ltd(a)(c) Series 2013-3A Class AR 2.94%, 01/18/2025 3-mo. LIBOR + 1.12%	22,279
250,000	Bain Capital Credit(a)(c) Series 2017-1A Class A1 3.07%, 07/20/2030 3-mo. LIBOR + 1.25%	239,001
	Bayview Koitere Fund Trust(a)(b)
	Series 2017-SPL3 Class A
54,191	4.00%, 11/28/2053	54,091
	Series 2017-RT4 Class A
132,375	3.50%, 07/28/2057	131,849
209,377	Bayview Mortgage Fund IV Trust(a)(b) Series 2017-RT3 Class A 3.50%, 01/28/2058	205,463
	Bayview Opportunity Master Fund IV Trust(a)(b)
	Series 2016-SPL2 Class A
95,371	4.00%, 06/28/2053	95,175
	Series 2017-RT1 Class A1
197,873	3.00%, 03/28/2057	194,670
	Series 2017-RT5 Class A
221,597	3.50%, 05/28/2069	222,735
	Series 2017-RT6 Class A
127,965	3.50%, 10/28/2057	126,317
	Series 2017-SPL4 Class A
103,846	3.50%, 01/28/2055	102,986
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2017-SPL5 Class A
$ 67,044	3.50%, 06/28/2057	$ 65,552
428,000	CIFC Funding Ltd(a)(c) Series 2012-2RA Class A1 2.62%, 01/20/2028 3-mo. LIBOR + 0.80%	410,398
3,843	CIG Auto Receivables Trust(a) Series 2017-1A Class A 2.71%, 05/15/2023	3,831
192,933	Citigroup Mortgage Loan Trust(a)(d) Series 2019-E Class A1 3.23%, 11/25/2070	198,241
	Domino's Pizza Master Issuer LLC(a)
	Series 2018-1A Class A2I
192,075	4.12%, 07/25/2048	185,452
	Series 2019-1A Class A2
104,738	3.67%, 10/25/2049	93,407
135,000	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	125,367
	Exeter Automobile Receivables Trust(a)
	Series 2019-4A Class D
410,000	2.58%, 09/15/2025	383,451
	Series 2020-1A Class D
130,000	2.73%, 12/15/2025	105,373
353,425	Galaxy XXIX Ltd(a)(c) Series 2018-29A Class A 2.48%, 11/15/2026 3-mo. LIBOR + 0.79%	337,386
220,000	Kubota Credit Owner Trust(a) Series 2018-1A Class A4 3.21%, 01/15/2025	222,308
	Marlette Funding Trust(a)
	Series 2019-3A Class A
240,918	2.69%, 09/17/2029	233,133
	Series 2019-4A Class A
301,061	2.39%, 12/17/2029	290,282
	Mill City Mortgage Loan Trust(a)(b)
	Series 2017-3 Class A1
224,221	2.75%, 01/25/2061	223,872
	Series 2018-1 Class A1
292,420	3.25%, 05/25/2062	294,956
	Series 2018-2 Class A1
229,789	3.50%, 05/25/2058	233,100
	Series 2018-3 Class A1
163,278	3.50%, 08/25/2058	166,172
	Nationstar HECM Loan Trust(a)(b)
	Series 2018-SB51 Class A5H
15,241	3.19%, 07/25/2028	15,204

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-1A Class A
$ 52,059	2.65%, 06/25/2029	$ 52,558
445,000	New Residential Advance Receivables Trust(a) Series 2019-T4 Class AT4 2.33%, 10/15/2051	431,151
	New Residential Mortgage LLC(a)
	Series 2018-FNT1 Class A
193,139	3.61%, 05/25/2023	189,963
	Series 2018-GS10 Class A1
210,737	3.79%, 07/25/2054	210,322
255,000	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A 2.42%, 06/20/2029 3-mo. LIBOR + 1.30%	242,281
	NRZ Excess Spread-Collateralized Notes(a)
	Series 2018-PLS1 Class A
216,243	3.19%, 01/25/2023	215,619
	Series 2018-PLS2 Class A
58,052	3.27%, 02/25/2023	57,790
157,471	OCP Ltd(a)(c) Series 2015-8A Class A1R 2.69%, 04/17/2027 3-mo. LIBOR + 0.85%	152,961
390,000	OnDeck Asset Securitization Trust II LLC(a) Series 2019-1A Class A 2.65%, 11/18/2024	386,619
	OneMain Financial Issuance Trust(a)
	Series 2017-1A Class A1
127,323	2.37%, 09/14/2032	125,109
	Series 2018-1A Class A
228,000	3.30%, 03/14/2029	227,316
	Regional Management Issuance Trust(a)
	Series 2018-1 Class A
190,000	3.83%, 07/15/2027	182,072
	Series 2018-2 Class A
320,000	4.56%, 01/18/2028	296,511
	Series 2019-1 Class A
250,000	3.05%, 11/15/2028	214,703
210,000	Santander Drive Auto Receivables Trust Series 2019-3 Class D 2.68%, 10/15/2025	199,560
	SoFi Consumer Loan Program LLC(a)
	Series 2017-3 Class A
42,567	2.77%, 05/25/2026	42,197
	Series 2017-4 Class A
19,412	2.50%, 05/26/2026	18,494
	Series 2017-6 Class A2
55,603	2.82%, 11/25/2026	54,260
409,000	Sound Point III-R Ltd(a)(c) Series 2013-2RA Class A1 2.78%, 04/15/2029 3-mo. LIBOR + 0.95%	384,709
Principal Amount		Fair Value
Non-Agency — (continued)
$ 405,000	Sound Point X Ltd(a)(c) Series 2015-3A Class AR 2.71%, 01/20/2028 3-mo. LIBOR + 0.89%	$ 395,088
	Springleaf Funding Trust(a)
	Series 2016-AA Class A
10,128	2.90%, 11/15/2029	10,042
	Series 2017-AA Class A
215,000	2.68%, 07/15/2030	205,992
365,000	SPS Servicer Advance(a) Series 2019-T2 Class AT2 2.32%, 10/15/2052	352,450
566,907	Stanwich Mortgage Loan Trust(a)(d) Series 2019-NPB2 Class A1 3.48%, 11/16/2024	553,749
325,000	TICP XII Ltd(a)(c) Series 2018-12A Class A 2.94%, 01/15/2031 3-mo. LIBOR + 1.11%	312,812
	Towd Point Mortgage Trust(a)(b)
	Series 2016-4 Class A1
128,022	2.25%, 07/25/2056	124,251
	Series 2017-2 Class A1
97,533	2.75%, 04/25/2057	95,543
	Series 2017-4 Class A1
582,746	2.75%, 06/25/2057	564,284
	Series 2018-1 Class A1
66,927	3.00%, 01/25/2058	67,229
	Series 2018-2 Class A1
248,696	3.25%, 03/25/2058	251,428
	Series 2018-3 Class A1
183,449	3.75%, 05/25/2058	183,243
	Series 2018-5 Class A1A
581,988	3.25%, 07/25/2058	589,060
161,802	VOLT LXXXIII LLC(a)(d) Series 2019-NPL9 Class A1A 3.33%, 11/26/2049	143,135
566,057	VOLT LXXXIV LLC(a)(d) Series 2019-NP10 Class A1A 3.43%, 12/27/2049	520,534
108,236	VOLT LXXXV LLC(a)(d) Series 2020-NPL1 Class A1A 3.23%, 01/25/2050	95,351
342,886	VOLT LXXXVII LLC(a)(d) Series 2020-NPL3 Class A1A 2.98%, 02/25/2050	245,925
402,843	VOLT LXXXVIII LLC(a)(d) Series 2020-NPL4 Class A1 2.98%, 03/25/2050	351,632
250,000	Voya Ltd(a)(c) Series 2017-3A Class A1A 3.05%, 07/20/2030 3-mo. LIBOR + 1.23%	239,375
58,650	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	53,094

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 300,000	Westlake Automobile Receivables Trust(a) Series 2019-3A Class D 2.72%, 11/15/2024	$ 277,371
	Zais Ltd(a)(c)
	Series 2016-2A CLA1
250,000	3.36%, 10/15/2028 3-mo. LIBOR + 1.53%	238,407
	Series 2017-1A Class A1
263,000	3.20%, 07/15/2029 3-mo. LIBOR + 1.37%	248,266
TOTAL ASSET-BACKED SECURITIES — 4.12% (Cost $17,349,560)		$16,608,422
CORPORATE BONDS AND NOTES
Basic Materials — 0.60%
200,000	Carpenter Technology Corp 5.20%, 07/15/2021	192,111
50,000	Clearwater Paper Corp(a)(e) 5.38%, 02/01/2025	45,500
50,000	Coeur Mining Inc 5.88%, 06/01/2024	45,000
	Compass Minerals International Inc(a)
50,000	4.88%, 07/15/2024	47,000
25,000	6.75%, 12/01/2027	22,569
55,000	Dow Chemical Co(e) 4.80%, 05/15/2049	56,853
335,000	DuPont de Nemours Inc 4.21%, 11/15/2023	351,505
15,000	Ecolab Inc 4.80%, 03/24/2030	17,076
	Freeport-McMoRan Inc
50,000	5.00%, 09/01/2027	46,423
25,000	5.25%, 09/01/2029(e)	23,558
25,000	5.40%, 11/14/2034	23,125
50,000	Hexion Inc(a) 7.88%, 07/15/2027	42,500
50,000	Hudbay Minerals Inc(a) 7.63%, 01/15/2025	43,500
75,000	Methanex Corp 5.65%, 12/01/2044	45,411
25,000	PQ Corp(a) 5.75%, 12/15/2025	22,500
250,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	247,491
	RPM International Inc
150,000	4.55%, 03/01/2029	165,442
100,000	5.25%, 06/01/2045	115,848
	Sherwin-Williams Co
60,000	3.45%, 06/01/2027	61,504
100,000	2.95%, 08/15/2029	98,172
135,000	2.30%, 05/15/2030	126,826
20,000	4.50%, 06/01/2047	21,731
65,000	3.30%, 05/15/2050	60,913
250,000	Southern Copper Corp 6.75%, 04/16/2040	291,838
Principal Amount		Fair Value
Basic Materials — (continued)
$ 200,000	Syngenta Finance NV(a) 4.89%, 04/24/2025	$ 196,132
		2,410,528
Communications — 3.57%
200,000	Alibaba Group Holding Ltd 3.40%, 12/06/2027	209,836
	Amazon.com Inc
25,000	2.80%, 08/22/2024	26,524
560,000	3.88%, 08/22/2037	671,166
	AMC Networks Inc
25,000	4.75%, 12/15/2022	24,243
50,000	5.00%, 04/01/2024	48,000
	AT&T Inc
20,000	3.80%, 02/15/2027	20,780
120,000	4.35%, 03/01/2029	129,027
425,000	4.30%, 02/15/2030	457,436
225,000	4.80%, 06/15/2044	250,687
240,000	4.35%, 06/15/2045	253,768
	CCO Holdings LLC / CCO Holdings Capital Corp(a)
25,000	5.88%, 05/01/2027	25,747
50,000	5.00%, 02/01/2028	50,200
75,000	4.75%, 03/01/2030	74,812
100,000	4.50%, 08/15/2030	98,000
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	161,592
10,000	6.48%, 10/23/2045	12,226
235,000	5.38%, 05/01/2047	253,938
190,000	5.13%, 07/01/2049	202,106
125,000	4.80%, 03/01/2050	130,241
20,000	6.83%, 10/23/2055	23,689
	Comcast Corp
350,000	3.40%, 04/01/2030	379,181
75,000	4.25%, 10/15/2030	87,933
230,000	4.60%, 10/15/2038	286,554
115,000	3.25%, 11/01/2039	121,363
40,000	4.75%, 03/01/2044	50,555
55,000	3.40%, 07/15/2046	59,515
120,000	4.70%, 10/15/2048	155,144
60,000	3.45%, 02/01/2050	65,838
75,000	4.95%, 10/15/2058	103,579
	Cox Communications Inc(a)
55,000	3.15%, 08/15/2024	56,243
95,000	6.95%, 06/01/2038	126,537
35,000	8.38%, 03/01/2039	48,645
35,000	4.50%, 06/30/2043	33,999
200,000	CSC Holdings LLC(a) 5.50%, 04/15/2027	206,980
25,000	Cumulus Media New Holdings Inc(a) 6.75%, 07/01/2026	22,375
400,000	Deutsche Telekom International Finance BV(a) 3.60%, 01/19/2027	414,003

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	Diamond Sports Group LLC / Diamond Sports Finance Co(a)
$ 25,000	5.38%, 08/15/2026	$ 20,313
50,000	6.63%, 08/15/2027(e)	33,438
	Discovery Communications LLC
101,000	3.80%, 03/13/2024	100,392
65,000	3.95%, 03/20/2028	63,218
35,000	5.20%, 09/20/2047	35,773
123,000	5.30%, 05/15/2049	124,592
50,000	DISH DBS Corp 7.75%, 07/01/2026	51,375
	Entercom Media Corp(a)
25,000	7.25%, 11/01/2024(e)	20,875
25,000	6.50%, 05/01/2027	21,688
	Fox Corp(a)
100,000	4.71%, 01/25/2029	109,699
135,000	5.58%, 01/25/2049	161,660
25,000	Go Daddy Operating Co LLC / GD Finance Co Inc(a) 5.25%, 12/01/2027	25,230
75,000	Gray Television Inc(a) 5.88%, 07/15/2026	72,210
225,000	Grupo Televisa SAB 5.00%, 05/13/2045	225,857
83,112	iHeartCommunications Inc 8.38%, 05/01/2027	70,762
	Intelsat Jackson Holdings SA(a)
25,000	8.50%, 10/15/2024	15,743
50,000	9.75%, 07/15/2025	31,250
	Match Group Inc(a)
50,000	5.00%, 12/15/2027(e)	47,750
50,000	4.13%, 08/01/2030	44,688
	Nexstar Broadcasting Inc(a)
50,000	5.63%, 08/01/2024	47,062
50,000	5.63%, 07/15/2027	48,875
260,000	Omnicom Group Inc 4.20%, 06/01/2030	268,109
25,000	Outfront Media Capital LLC / Outfront Media Capital Corp(a) 4.63%, 03/15/2030	22,250
25,000	Scripps Escrow Inc(a) 5.88%, 07/15/2027	22,000
	Sinclair Television Group Inc(a)
50,000	5.63%, 08/01/2024	46,063
25,000	5.88%, 03/15/2026	22,125
	Sirius XM Radio Inc(a)
75,000	5.38%, 04/15/2025	75,749
25,000	5.50%, 07/01/2029	25,500
50,000	Sprint Capital Corp 6.88%, 11/15/2028	57,110
75,000	Sprint Corp 7.63%, 03/01/2026	84,885
	TEGNA Inc(a)
25,000	4.63%, 03/15/2028	21,969
25,000	5.00%, 09/15/2029	22,500
	Telefonica Emisiones SA
300,000	7.05%, 06/20/2036	357,761
Principal Amount		Fair Value
Communications — (continued)
$ 260,000	5.21%, 03/08/2047	$ 291,756
390,000	4.90%, 03/06/2048	431,621
	Tencent Holdings Ltd(a)
455,000	2.99%, 01/19/2023	463,981
200,000	3.98%, 04/11/2029	221,534
75,000	Terrier Media Buyer Inc(a) 8.88%, 12/15/2027	63,000
	Time Warner Cable LLC
100,000	4.00%, 09/01/2021	100,185
50,000	6.55%, 05/01/2037	56,141
500,000	5.50%, 09/01/2041	522,824
65,000	4.50%, 09/15/2042	61,101
100,000	T-Mobile USA Inc 4.50%, 02/01/2026	101,750
	Verizon Communications Inc
300,000	5.15%, 09/15/2023	333,412
130,000	4.33%, 09/21/2028	149,812
450,000	3.88%, 02/08/2029	503,704
480,000	4.02%, 12/03/2029	541,165
145,000	3.15%, 03/22/2030	155,930
465,000	4.50%, 08/10/2033	559,751
350,000	4.13%, 08/15/2046	405,283
65,000	4.00%, 03/22/2050	77,142
	ViacomCBS Inc
105,000	4.25%, 09/01/2023	107,068
710,000	4.95%, 01/15/2031	702,814
60,000	4.38%, 03/15/2043	53,233
	Vodafone Group PLC
100,000	4.13%, 05/30/2025	106,493
280,000	5.25%, 05/30/2048	337,894
90,000	4.25%, 09/17/2050	91,653
200,000	Walt Disney Co 2.00%, 09/01/2029	195,105
		14,375,285
Consumer, Cyclical — 1.58%
150,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 5.00%, 10/15/2025	143,248
25,000	Adient US LLC(a) 7.00%, 05/15/2026	23,125
	Alimentation Couche-Tard Inc(a)
30,000	2.95%, 01/25/2030	27,886
325,000	3.80%, 01/25/2050	285,379
50,000	American Axle & Manufacturing Inc(e) 6.50%, 04/01/2027	38,563
	American Builders & Contractors Supply Co Inc(a)
50,000	5.88%, 05/15/2026	47,625
25,000	4.00%, 01/15/2028	22,750
25,000	Anixter Inc 6.00%, 12/01/2025	24,469
	Aramark Services Inc(a)
25,000	5.00%, 04/01/2025	23,665
75,000	5.00%, 02/01/2028	69,796

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	AutoZone Inc
$ 150,000	3.63%, 04/15/2025	$ 152,081
445,000	4.00%, 04/15/2030	454,148
50,000	Boyd Gaming Corp(a) 4.75%, 12/01/2027	41,250
50,000	Core & Main LP(a) 6.13%, 08/15/2025	46,500
400,000	Daimler Finance North America LLC(a) 3.35%, 02/22/2023	387,607
50,000	Dana Financing Luxembourg SARL(a) 6.50%, 06/01/2026	44,000
500,000	Dollar Tree Inc 3.70%, 05/15/2023	507,959
50,000	Eldorado Resorts Inc 6.00%, 04/01/2025	45,000
	Ferrellgas LP / Ferrellgas Finance Corp(e)
25,000	6.50%, 05/01/2021	21,813
25,000	6.75%, 01/15/2022	21,375
300,000	Fiat Chrysler Automobiles NV 5.25%, 04/15/2023	284,898
35,000	Ford Motor Co 5.29%, 12/08/2046	19,751
	General Motors Co
200,000	5.20%, 04/01/2045	158,520
130,000	6.75%, 04/01/2046	103,947
335,000	General Motors Financial Co Inc 3.50%, 11/07/2024	294,799
	Goodyear Tire & Rubber Co
25,000	5.00%, 05/31/2026(e)	23,063
25,000	4.88%, 03/15/2027	22,938
50,000	Hilton Domestic Operating Co Inc 5.13%, 05/01/2026	47,875
	Home Depot Inc
75,000	2.50%, 04/15/2027	75,748
400,000	2.80%, 09/14/2027	412,713
120,000	2.95%, 06/15/2029	124,146
85,000	5.88%, 12/16/2036	115,429
60,000	4.25%, 04/01/2046	71,675
180,000	Hyundai Capital America(a) 2.38%, 02/10/2023	169,690
25,000	IAA Inc(a) 5.50%, 06/15/2027	24,188
50,000	JB Poindexter & Co Inc(a) 7.13%, 04/15/2026	46,271
25,000	KAR Auction Services Inc(a) 5.13%, 06/01/2025	23,875
50,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(a) 5.25%, 06/01/2026	49,930
100,000	Las Vegas Sands Corp 3.50%, 08/18/2026	91,488
25,000	Live Nation Entertainment Inc(a) 4.75%, 10/15/2027	22,375
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 50,000	Lowe's Cos Inc 3.70%, 04/15/2046	$ 46,329
	McDonald's Corp
175,000	3.35%, 04/01/2023	180,779
50,000	4.45%, 03/01/2047	54,150
110,000	3.63%, 09/01/2049	111,443
42,000	MGM Resorts International(e) 5.50%, 04/15/2027	38,220
50,000	Michaels Stores Inc(a)(e) 8.00%, 07/15/2027	37,000
50,000	Mohegan Gaming & Entertainment(a)(e) 7.88%, 10/15/2024	37,000
115,000	O'Reilly Automotive Inc 4.20%, 04/01/2030	119,095
	Panther BF Aggregator 2 LP / Panther Finance Co Inc(a)
25,000	6.25%, 05/15/2026	23,625
75,000	8.50%, 05/15/2027	65,430
100,000	Party City Holdings Inc(a) 6.63%, 08/01/2026	10,000
50,000	Performance Food Group Inc(a) 5.50%, 06/01/2024	46,500
25,000	Six Flags Entertainment Corp(a) 5.50%, 04/15/2027	21,063
	Starbucks Corp
115,000	3.80%, 08/15/2025	122,233
25,000	3.35%, 03/12/2050	22,831
75,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC(a) 7.00%, 07/15/2026	70,515
50,000	Station Casinos LLC(a) 5.00%, 10/01/2025	41,640
	Suburban Propane Partners LP / Suburban Energy Finance Corp
50,000	5.75%, 03/01/2025	46,250
25,000	5.88%, 03/01/2027	23,031
220,000	Toyota Motor Credit Corp(e) 2.70%, 01/11/2023	221,326
50,000	VOC Escrow Ltd(a) 5.00%, 02/15/2028	36,558
200,000	Volkswagen Group of America Finance LLC(a) 4.00%, 11/12/2021	197,812
140,000	Walmart Inc 3.40%, 06/26/2023	148,895
25,000	William Carter Co(a) 5.63%, 03/15/2027	23,964
		6,357,247
Consumer, Non-Cyclical — 6.48%
250,000	Abbott Laboratories 4.90%, 11/30/2046	341,634
	AbbVie Inc(a)
710,000	3.20%, 11/21/2029	724,323
510,000	4.25%, 11/21/2049	550,121

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Acadia Healthcare Co Inc
$ 25,000	5.63%, 02/15/2023	$ 23,560
50,000	6.50%, 03/01/2024	48,625
25,000	Air Medical Group Holdings Inc(a) 6.38%, 05/15/2023	22,188
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
75,000	5.75%, 03/15/2025	74,907
25,000	7.50%, 03/15/2026(a)	26,945
245,000	Alcon Finance Corp(a) 3.00%, 09/23/2029	243,931
140,000	Allergan Funding SCS 3.45%, 03/15/2022	145,338
100,000	Allied Universal Holdco LLC / Allied Universal Finance Corp(a) 9.75%, 07/15/2027	94,240
	Altria Group Inc
850,000	3.80%, 02/14/2024	861,667
70,000	4.40%, 02/14/2026	72,488
155,000	2.63%, 09/16/2026	148,026
120,000	5.38%, 01/31/2044	133,107
100,000	3.88%, 09/16/2046	90,387
85,000	5.95%, 02/14/2049	98,895
	Amgen Inc
140,000	2.65%, 05/11/2022	141,623
65,000	1.90%, 02/21/2025	65,418
115,000	2.20%, 02/21/2027	114,409
400,000	2.45%, 02/21/2030	396,891
500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.90%, 02/01/2046	545,754
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	88,109
	Anheuser-Busch InBev Worldwide Inc
115,000	4.75%, 01/23/2029	126,431
60,000	4.38%, 04/15/2038	60,460
250,000	3.75%, 07/15/2042	236,780
80,000	4.60%, 04/15/2048	84,746
440,000	4.44%, 10/06/2048	449,454
125,000	4.75%, 04/15/2058	128,389
	Anthem Inc
95,000	3.65%, 12/01/2027	98,104
280,000	2.88%, 09/15/2029	272,607
115,000	4.63%, 05/15/2042	127,913
25,000	4.38%, 12/01/2047	26,911
85,000	Archer-Daniels-Midland Co 3.25%, 03/27/2030	90,046
500,000	Astrazeneca PLC 4.00%, 01/17/2029	568,449
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	470,171
100,000	Avantor Inc(a) 9.00%, 10/01/2025	105,270
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 25,000	B&G Foods Inc 5.25%, 04/01/2025	$ 24,392
	BAT Capital Corp
430,000	2.79%, 09/06/2024	423,245
100,000	4.91%, 04/02/2030	102,578
5,000	4.39%, 08/15/2037	4,633
400,000	4.54%, 08/15/2047	365,029
50,000	Bausch Health Americas Inc(a) 8.50%, 01/31/2027	52,250
	Bausch Health Cos Inc(a)
6,000	5.88%, 05/15/2023	5,940
100,000	6.13%, 04/15/2025	98,500
50,000	5.50%, 11/01/2025	50,515
25,000	5.00%, 01/30/2028	23,668
45,000	Baxter International Inc(a) 3.95%, 04/01/2030	48,658
	Bayer US Finance II LLC(a)
300,000	3.88%, 12/15/2023	306,968
235,000	4.25%, 12/15/2025	244,133
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	307,910
120,000	Becton Dickinson & Co 3.73%, 12/15/2024	123,030
300,000	Biogen Inc 5.20%, 09/15/2045	388,154
	Bristol-Myers Squibb Co(a)
85,000	3.20%, 06/15/2026	90,785
200,000	3.90%, 02/20/2028	222,687
175,000	3.40%, 07/26/2029	192,308
175,000	5.00%, 08/15/2045	234,764
75,000	4.25%, 10/26/2049	93,990
	Centene Corp
25,000	4.75%, 01/15/2025	25,312
50,000	5.38%, 06/01/2026(a)	51,505
25,000	5.38%, 08/15/2026(a)	25,500
50,000	4.63%, 12/15/2029(a)	50,250
25,000	3.38%, 02/15/2030(a)	23,250
25,000	Charles River Laboratories International Inc(a) 4.25%, 05/01/2028	24,098
	CHS / Community Health Systems Inc
25,000	6.25%, 03/31/2023	23,734
25,000	8.63%, 01/15/2024(a)	24,680
25,000	8.00%, 03/15/2026(a)	23,750
180,000	Church & Dwight Co Inc 3.15%, 08/01/2027	181,282
	Cigna Corp
120,000	4.13%, 11/15/2025	128,492
100,000	3.05%, 10/15/2027(a)	99,477
70,000	2.40%, 03/15/2030	66,215
400,000	Cintas Corp No 2 3.70%, 04/01/2027	410,059
205,000	Coca-Cola Femsa SAB de CV 2.75%, 01/22/2030	200,515
90,000	CommonSpirit Health 2.76%, 10/01/2024	89,908
	Constellation Brands Inc
85,000	3.60%, 02/15/2028	83,171
355,000	4.65%, 11/15/2028	355,170

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	CVS Health Corp
$ 385,000	4.10%, 03/25/2025	$ 405,181
280,000	2.88%, 06/01/2026	282,076
40,000	3.00%, 08/15/2026	39,845
150,000	4.30%, 03/25/2028	159,301
55,000	4.13%, 04/01/2040	55,290
190,000	5.05%, 03/25/2048	215,765
20,000	4.25%, 04/01/2050	20,793
115,000	DH Europe Finance II SARL 2.60%, 11/15/2029	111,815
375,000	Eli Lilly & Co 3.38%, 03/15/2029	404,540
75,000	Endo Finance LLC / Endo Finco Inc(a) 5.38%, 01/15/2023	52,500
50,000	Envision Healthcare Corp(a) 8.75%, 10/15/2026	12,125
	Equifax Inc
125,000	3.60%, 08/15/2021	124,667
275,000	2.60%, 12/01/2024	259,967
55,000	ERAC USA Finance LLC(a) 7.00%, 10/15/2037	69,992
200,000	Experian Finance PLC(a) 4.25%, 02/01/2029	219,721
310,000	Flowers Foods Inc 3.50%, 10/01/2026	335,475
82,000	Garda World Security Corp(a) 9.50%, 11/01/2027	73,300
	General Mills Inc
200,000	3.70%, 10/17/2023	203,564
105,000	2.88%, 04/15/2030	104,790
140,000	4.55%, 04/17/2038	148,634
85,000	Gilead Sciences Inc 2.50%, 09/01/2023	84,862
245,000	GlaxoSmithKline Capital PLC 2.88%, 06/01/2022	250,688
	Global Payments Inc
120,000	4.80%, 04/01/2026	132,661
75,000	3.20%, 08/15/2029	73,270
	Grupo Bimbo SAB de CV(a)
10,000	4.50%, 01/25/2022	10,039
400,000	4.88%, 06/27/2044	388,331
	HCA Inc
25,000	5.38%, 02/01/2025	25,437
25,000	5.38%, 09/01/2026	25,750
25,000	5.63%, 09/01/2028	26,167
25,000	5.88%, 02/01/2029	26,437
75,000	3.50%, 09/01/2030	68,091
200,000	Heineken NV(a) 4.35%, 03/29/2047	196,714
45,000	Humana Inc 2.50%, 12/15/2020	44,799
400,000	IHS Markit Ltd 4.75%, 08/01/2028	418,624
100,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	101,750
300,000	JM Smucker Co 3.50%, 03/15/2025	307,559
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Johnson & Johnson
$ 285,000	2.63%, 01/15/2025	$ 304,096
90,000	3.55%, 03/01/2036	103,283
400,000	Kerry Group Financial Services Unlimited Co(a) 3.20%, 04/09/2023	422,992
	Keurig Dr Pepper Inc
195,000	4.06%, 05/25/2023	203,079
130,000	4.42%, 05/25/2025	138,557
50,000	Kraft Heinz Foods Co 4.38%, 06/01/2046	45,096
450,000	Kroger Co 4.45%, 02/01/2047	494,807
25,000	Lamb Weston Holdings Inc(a) 4.63%, 11/01/2024	24,625
25,000	LifePoint Health Inc(a) 4.38%, 02/15/2027	23,550
125,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(a) 5.63%, 10/15/2023	30,937
25,000	MEDNAX Inc(a) 6.25%, 01/15/2027	20,063
775,000	Merck & Co Inc 3.40%, 03/07/2029	857,823
50,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	43,503
325,000	Nestle Holdings Inc(a) 3.35%, 09/24/2023	342,168
25,000	Nielsen Co Luxembourg SARL(a)(e) 5.00%, 02/01/2025	23,188
50,000	Nielsen Finance LLC / Nielsen Finance Co(a) 5.00%, 04/15/2022	46,091
	Novartis Capital Corp
200,000	2.20%, 08/14/2030	203,197
45,000	2.75%, 08/14/2050	46,788
	PepsiCo Inc
55,000	2.63%, 03/19/2027	57,458
300,000	3.00%, 10/15/2027	320,082
410,000	3.63%, 03/19/2050	486,548
65,000	Pfizer Inc 2.63%, 04/01/2030	68,207
50,000	Polaris Intermediate Corp(a)(f) 8.50%, 12/01/2022 PIK rate, 9.25%	38,750
	Post Holdings Inc(a)
100,000	5.75%, 03/01/2027	102,471
25,000	5.50%, 12/15/2029	25,932
	Prestige Brands Inc(a)
50,000	6.38%, 03/01/2024(e)	51,250
25,000	5.13%, 01/15/2028	24,757
250,000	Procter & Gamble Co 3.00%, 03/25/2030	277,510
200,000	Reckitt Benckiser Treasury Services PLC(a) 3.00%, 06/26/2027	203,372
100,000	Refinitiv US Holdings Inc(a) 8.25%, 11/15/2026	105,500

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 50,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc(a) 9.75%, 12/01/2026	$ 47,357
165,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	164,383
320,000	Smithfield Foods Inc(a) 2.65%, 10/03/2021	299,550
90,000	Sysco Corp 5.95%, 04/01/2030	94,769
100,000	Team Health Holdings Inc(a)(e) 6.38%, 02/01/2025	35,000
	Tenet Healthcare Corp
50,000	5.13%, 05/01/2025	47,250
50,000	7.00%, 08/01/2025(e)	43,250
25,000	4.88%, 01/01/2026(a)	23,813
25,000	5.13%, 11/01/2027(a)	23,875
	Thermo Fisher Scientific Inc
190,000	3.00%, 04/15/2023	194,887
60,000	4.13%, 03/25/2025	64,290
50,000	2.95%, 09/19/2026	50,607
250,000	Tyson Foods Inc 5.15%, 08/15/2044	295,978
	United Rentals North America Inc
50,000	6.50%, 12/15/2026	50,750
25,000	5.50%, 05/15/2027	24,371
25,000	4.00%, 07/15/2030	22,375
	UnitedHealth Group Inc
105,000	2.38%, 08/15/2024	107,649
140,000	2.88%, 08/15/2029	147,543
55,000	3.50%, 08/15/2039	59,151
65,000	3.75%, 10/15/2047	72,672
75,000	US Foods Inc(a) 5.88%, 06/15/2024	67,687
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	148,758
150,000	4.13%, 03/15/2029	158,343
25,000	Vizient Inc(a) 6.25%, 05/15/2027	24,948
75,000	West Street Merger Sub Inc(a) 6.38%, 09/01/2025	65,377
		26,139,655
Energy — 2.59%
	Antero Midstream Partners LP / Antero Midstream Finance Corp
25,000	5.38%, 09/15/2024	17,368
50,000	5.75%, 03/01/2027(a)	32,000
25,000	5.75%, 01/15/2028(a)	16,000
	Antero Resources Corp
25,000	5.63%, 06/01/2023	10,000
25,000	5.00%, 03/01/2025(e)	9,250
	Apache Corp
300,000	4.38%, 10/15/2028	160,397
40,000	4.75%, 04/15/2043	17,713
Principal Amount		Fair Value
Energy — (continued)
$ 10,000	5.35%, 07/01/2049	$ 5,035
75,000	Archrock Partners LP / Archrock Partners Finance Corp(a) 6.88%, 04/01/2027	53,257
50,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(a) 7.00%, 11/01/2026	14,375
300,000	Boardwalk Pipelines LP 4.80%, 05/03/2029	226,259
500,000	BP Capital Markets America Inc 2.75%, 05/10/2023	501,577
	Buckeye Partners LP(a)
25,000	4.13%, 03/01/2025	21,075
25,000	4.50%, 03/01/2028	20,500
25,000	Callon Petroleum Co 6.38%, 07/01/2026	4,000
	Canadian Natural Resources Ltd
300,000	2.95%, 01/15/2023	259,884
250,000	3.90%, 02/01/2025	211,138
50,000	Carrizo Oil & Gas Inc 8.25%, 07/15/2025	8,000
25,000	Centennial Resource Production LLC(a)(e) 6.88%, 04/01/2027	6,125
	Cheniere Energy Partners LP
50,000	5.63%, 10/01/2026	46,500
25,000	4.50%, 10/01/2029(a)	22,250
52,000	Chesapeake Energy Corp(a) 11.50%, 01/01/2025	8,320
	Cimarex Energy Co
250,000	3.90%, 05/15/2027	181,287
215,000	4.38%, 03/15/2029	144,092
250,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	353,103
50,000	CNX Midstream Partners LP / CNX Midstream Finance Corp(a) 6.50%, 03/15/2026	34,500
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	368,676
50,000	CrownRock LP / CrownRock Finance Inc(a) 5.63%, 10/15/2025	26,000
340,000	Enbridge Energy Partners LP 5.50%, 09/15/2040	325,700
	Energy Transfer Operating LP
60,000	4.20%, 09/15/2023	52,407
80,000	4.50%, 04/15/2024	71,362
105,000	5.25%, 04/15/2029	88,913
75,000	3.75%, 05/15/2030	58,743
250,000	5.15%, 03/15/2045	193,494
180,000	6.13%, 12/15/2045	149,463
90,000	6.25%, 04/15/2049	76,168
30,000	5.00%, 05/15/2050	23,158

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Enterprise Products Operating LLC
$ 200,000	4.25%, 02/15/2048	$ 186,789
295,000	4.80%, 02/01/2049	295,335
200,000	3.70%, 01/31/2051	178,474
50,000	Enviva Partners LP / Enviva Partners Finance Corp(a) 6.50%, 01/15/2026	48,750
50,000	EP Energy LLC / Everest Acquisition Finance Inc(a)(g)(h) 8.00%, 11/29/2024	1,000
	EQM Midstream Partners LP
25,000	4.75%, 07/15/2023	18,093
25,000	5.50%, 07/15/2028	13,893
	Exxon Mobil Corp
525,000	3.48%, 03/19/2030	581,762
220,000	4.23%, 03/19/2040	254,792
170,000	4.33%, 03/19/2050	208,027
	Gulfport Energy Corp
25,000	6.00%, 10/15/2024	6,125
25,000	6.38%, 05/15/2025	6,063
	Hess Corp
5,000	5.60%, 02/15/2041	3,417
25,000	5.80%, 04/01/2047	16,411
25,000	Hess Midstream Operations LP(a) 5.13%, 06/15/2028	17,570
25,000	Holly Energy Partners LP / Holly Energy Finance Corp(a) 5.00%, 02/01/2028	20,938
25,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	18,695
400,000	Kinder Morgan Inc 5.20%, 03/01/2048	422,509
190,000	Marathon Petroleum Corp 4.75%, 09/15/2044	144,605
	MPLX LP
80,000	4.13%, 03/01/2027	68,222
120,000	4.25%, 12/01/2027(a)	103,814
70,000	5.20%, 03/01/2047	55,854
90,000	4.70%, 04/15/2048	69,672
200,000	4.90%, 04/15/2058	134,782
25,000	Nabors Industries Ltd(a) 7.25%, 01/15/2026	8,500
50,000	NuStar Logistics LP 5.63%, 04/28/2027	38,440
	Oasis Petroleum Inc
25,000	6.88%, 01/15/2023(e)	5,125
25,000	6.25%, 05/01/2026(a)	4,000
500,000	Occidental Petroleum Corp(e) 3.45%, 07/15/2024	229,028
	Petroleos Mexicanos
45,000	6.75%, 09/21/2047	28,773
53,000	6.35%, 02/12/2048	33,125
35,000	7.69%, 01/23/2050(a)	24,325
16,000	6.95%, 01/28/2060(a)	10,675
25,000	Precision Drilling Corp 7.75%, 12/15/2023	10,000
Principal Amount		Fair Value
Energy — (continued)
$ 25,000	QEP Resources Inc 5.25%, 05/01/2023	$ 9,250
50,000	Range Resources Corp(e) 4.88%, 05/15/2025	29,750
50,000	SESI LLC 7.75%, 09/15/2024	13,000
25,000	Shelf Drilling Holdings Ltd(a) 8.25%, 02/15/2025	11,950
	Shell International Finance BV
400,000	4.13%, 05/11/2035	458,485
175,000	4.00%, 05/10/2046	196,134
50,000	SM Energy Co 6.75%, 09/15/2026	15,000
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	202,481
550,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	538,815
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp
75,000	5.50%, 08/15/2022	16,500
25,000	5.75%, 04/15/2025	2,750
400,000	Suncor Energy Inc 6.50%, 06/15/2038	410,506
20,000	Sunoco Logistics Partners Operations LP 5.35%, 05/15/2045	15,715
75,000	Targa Pipeline Partners LP / Targa Pipeline Finance Corp 5.88%, 08/01/2023	70,312
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
25,000	6.50%, 07/15/2027	21,312
25,000	5.00%, 01/15/2028	20,152
25,000	5.50%, 03/01/2030(a)	19,438
230,000	TC PipeLines LP 3.90%, 05/25/2027	218,331
	TerraForm Power Operating LLC(a)
50,000	5.00%, 01/31/2028	52,390
25,000	4.75%, 01/15/2030	24,250
	TransCanada PipeLines Ltd
130,000	4.75%, 05/15/2038	128,755
10,000	6.10%, 06/01/2040	10,679
80,000	5.10%, 03/15/2049	89,814
50,000	TransMontaigne Partners LP / TLP Finance Corp 6.13%, 02/15/2026	40,000
25,000	Ultra Resources Inc(a) 7.13%, 04/15/2025	500
75,000	USA Compression Partners LP / USA Compression Finance Corp 6.88%, 04/01/2026	46,875
365,000	Valero Energy Corp 4.00%, 04/01/2029	356,230

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Western Midstream Operating LP
$ 100,000	4.50%, 03/01/2028	$ 48,520
65,000	4.75%, 08/15/2028	30,944
10,000	5.50%, 08/15/2048	3,803
50,000	Whiting Petroleum Corp(h) 6.63%, 01/15/2026	3,375
265,000	Williams Cos Inc 4.90%, 01/15/2045	232,088
25,000	WPX Energy Inc 5.25%, 10/15/2027	13,750
		10,437,526
Financial — 11.02%
400,000	AIA Group Ltd(a) 3.60%, 04/09/2029	412,847
650,000	Alexandria Real Estate Equities Inc REIT 3.90%, 06/15/2023	654,255
25,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(a) 6.75%, 10/15/2027	23,410
	American Express Co
135,000	3.70%, 11/05/2021	139,225
450,000	3.00%, 10/30/2024	464,239
155,000	4.20%, 11/06/2025	171,196
	American Tower Corp REIT
155,000	2.40%, 03/15/2025	152,728
300,000	3.70%, 10/15/2049	286,859
50,000	AmWINS Group Inc(a) 7.75%, 07/01/2026	48,812
350,000	Associated Banc-Corp 4.25%, 01/15/2025	360,507
50,000	AssuredPartners Inc(a) 7.00%, 08/15/2025	45,000
495,000	AvalonBay Communities Inc REIT 3.35%, 05/15/2027	497,749
	Bank of America Corp
295,000	2.50%, 10/21/2022	295,666
235,000	3.86%, 07/23/2024(c) 3-mo. LIBOR + 0.94%	246,549
190,000	2.46%, 10/22/2025(c) 3-mo. LIBOR + 0.87%	191,608
95,000	3.56%, 04/23/2027(c) 3-mo. LIBOR + 1.06%	99,432
830,000	3.82%, 01/20/2028(c) 3-mo. LIBOR + 1.57%	860,879
500,000	3.59%, 07/21/2028(c) 3-mo. LIBOR + 1.37%	511,740
315,000	2.88%, 10/22/2030(c) 3-mo. LIBOR + 1.19%	314,556
150,000	6.11%, 01/29/2037	195,452
655,000	4.08%, 03/20/2051(c) 3-mo. LIBOR + 3.15%	743,538
	Bank of New York Mellon Corp
45,000	1.95%, 08/23/2022	45,243
490,000	2.66%, 05/16/2023(c) 3-mo. LIBOR + 0.63%	491,827
Principal Amount		Fair Value
Financial — (continued)
$ 395,000	2.10%, 10/24/2024	$ 401,966
110,000	3.00%, 10/30/2028	107,993
400,000	BBVA USA 3.88%, 04/10/2025	378,683
210,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	246,904
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	246,432
530,000	Boston Properties LP REIT 3.20%, 01/15/2025	546,773
460,000	Capital One Financial Corp 3.90%, 01/29/2024	461,296
290,000	Chubb INA Holdings Inc 3.35%, 05/03/2026	307,123
	Citigroup Inc
1,375,000	3.14%, 01/24/2023(c) 3-mo. LIBOR + 0.72%	1,392,156
125,000	3.35%, 04/24/2025(c) 3-mo. LIBOR + 0.89%	128,712
700,000	3.89%, 01/10/2028(c) 3-mo. LIBOR + 1.56%	720,557
65,000	4.13%, 07/25/2028	66,706
105,000	4.08%, 04/23/2029(c) 3-mo. LIBOR + 1.19%	111,358
70,000	2.98%, 11/05/2030(c) 1-yr. SOFR + 1.42%	69,357
175,000	4.41%, 03/31/2031(c) 1-yr. SOFR + 3.91%	192,548
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	481,537
500,000	CNA Financial Corp 3.90%, 05/01/2029	498,819
515,000	Comerica Inc 3.80%, 07/22/2026	474,560
230,000	Crown Castle International Corp 3.30%, 07/01/2030	228,112
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	210,534
400,000	Discover Bank 3.45%, 07/27/2026	391,123
250,000	Discover Financial Services 3.85%, 11/21/2022	255,127
	Fifth Third Bancorp
135,000	2.38%, 01/28/2025	131,482
400,000	3.95%, 03/14/2028	420,670
200,000	FMR LLC(a) 7.57%, 06/15/2029	285,217
135,000	FNB Corp 2.20%, 02/24/2023	132,415
400,000	GE Capital International Funding Co 4.42%, 11/15/2035	432,148
75,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	64,140
	Goldman Sachs Group Inc
370,000	2.88%, 10/31/2022(c) 3-mo. LIBOR + 0.82%	371,887

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 90,000	2.91%, 07/24/2023(c) 3-mo. LIBOR + 0.99%	$ 90,429
735,000	3.27%, 09/29/2025(c) 3-mo. LIBOR + 1.20%	749,534
650,000	3.85%, 01/26/2027	668,842
125,000	2.60%, 02/07/2030	117,445
165,000	6.75%, 10/01/2037	221,897
200,000	4.02%, 10/31/2038(c) 3-mo. LIBOR + 1.37%	200,837
25,000	GTCR AP Finance Inc(a) 8.00%, 05/15/2027	23,000
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	321,762
575,000	Healthcare Trust of America Holdings LP REIT(e) 3.70%, 04/15/2023	556,190
	HSBC Holdings PLC
290,000	5.10%, 04/05/2021	296,720
285,000	4.30%, 03/08/2026	304,239
150,000	HUB International Ltd(a) 7.00%, 05/01/2026	148,500
295,000	Huntington Bancshares Inc 2.55%, 02/04/2030	267,773
180,000	Invesco Finance PLC 3.75%, 01/15/2026	193,531
	JPMorgan Chase & Co
1,195,000	3.38%, 05/01/2023	1,247,014
135,000	3.80%, 07/23/2024(c) 3-mo. LIBOR + 0.89%	141,292
265,000	4.02%, 12/05/2024(c) 3-mo. LIBOR + 1.00%	280,762
690,000	3.22%, 03/01/2025(c) 3-mo. LIBOR + 1.15%	715,276
395,000	2.95%, 10/01/2026	408,195
400,000	3.54%, 05/01/2028(c) 3-mo. LIBOR + 1.38%	421,910
560,000	3.51%, 01/23/2029(c) 3-mo. LIBOR + 0.94%	577,074
175,000	3.70%, 05/06/2030(c) 3-mo. LIBOR + 1.16%	187,955
155,000	KeyCorp 2.55%, 10/01/2029	139,707
	Kimco Realty Corp REIT
90,000	3.40%, 11/01/2022	89,029
110,000	2.80%, 10/01/2026	107,314
285,000	Liberty Mutual Group Inc(a) 4.57%, 02/01/2029	315,229
	Lincoln National Corp
225,000	4.20%, 03/15/2022	228,456
400,000	3.63%, 12/12/2026	417,814
210,000	M&T Bank Corp 3.55%, 07/26/2023	221,017
400,000	Manufacturers & Traders Trust Co 2.50%, 05/18/2022	387,099
	Marsh & McLennan Cos Inc
25,000	3.50%, 12/29/2020	25,185
230,000	4.05%, 10/15/2023	241,290
85,000	3.88%, 03/15/2024	89,021
55,000	4.38%, 03/15/2029	61,096
Principal Amount		Fair Value
Financial — (continued)
$ 60,000	4.75%, 03/15/2039	$ 70,686
	Massachusetts Mutual Life Insurance Co(a)
350,000	4.50%, 04/15/2065	398,052
24,000	3.73%, 10/15/2070	22,413
175,000	MetLife Inc 4.05%, 03/01/2045	183,209
25,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT 5.63%, 05/01/2024	24,000
500,000	Mid-America Apartments LP REIT 3.75%, 06/15/2024	492,700
	Morgan Stanley
405,000	2.63%, 11/17/2021	405,551
35,000	2.75%, 05/19/2022	35,371
1,000,000	4.10%, 05/22/2023	1,035,671
400,000	3.70%, 10/23/2024	422,606
480,000	3.63%, 01/20/2027	507,384
105,000	3.59%, 07/22/2028(c) 3-mo. LIBOR + 1.34%	110,048
600,000	3.77%, 01/24/2029(c) 3-mo. LIBOR + 1.14%	633,109
100,000	4.43%, 01/23/2030(c) 3-mo. LIBOR + 1.62%	111,142
295,000	2.70%, 01/22/2031(c) 1-yr. SOFR + 1.14%	288,676
225,000	3.97%, 07/22/2038(c) 3-mo. LIBOR + 1.45%	247,263
	Navient Corp
50,000	5.88%, 10/25/2024	45,894
25,000	6.75%, 06/15/2026	23,000
25,000	5.00%, 03/15/2027	21,493
75,000	NFP Corp(a) 6.88%, 07/15/2025	73,875
120,000	Nuveen LLC(a) 4.00%, 11/01/2028	125,513
510,000	Pacific Life Insurance Co(a)(c) 4.30%, 10/24/2067 3-mo. LIBOR + 2.79%	435,316
250,000	Physicians Realty LP REIT 3.95%, 01/15/2028	237,206
500,000	PNC Bank NA 3.25%, 01/22/2028	506,685
	PNC Financial Services Group Inc
130,000	2.20%, 11/01/2024	134,667
225,000	3.45%, 04/23/2029	223,131
135,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	134,937
140,000	Progressive Corp(e) 3.20%, 03/26/2030	152,093
	Quicken Loans Inc(a)
75,000	5.75%, 05/01/2025	74,625
25,000	5.25%, 01/15/2028	24,445
265,000	Raymond James Financial Inc 4.65%, 04/01/2030	277,153

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 290,000	Regency Centers LP REIT 4.13%, 03/15/2028	$ 292,632
	Royal Bank of Canada
245,000	2.80%, 04/29/2022	248,047
325,000	2.55%, 07/16/2024	330,969
240,000	Santander Holdings USA Inc 3.70%, 03/28/2022	237,582
	SBA Tower Trust REIT(a)
80,000	3.45%, 03/15/2023	80,890
155,000	2.84%, 01/15/2025	149,714
	State Street Corp
85,000	3.78%, 12/03/2024(c) 3-mo. LIBOR + 0.77%	89,732
550,000	3.30%, 12/16/2024	578,323
95,000	2.90%, 03/30/2026(a)(c) 1-yr. SOFR + 2.60%	97,262
15,000	3.15%, 03/30/2031(a)(c) 1-yr. SOFR + 2.65%	15,370
300,000	Stifel Financial Corp 4.25%, 07/18/2024	305,213
250,000	Synovus Bank(c) 2.29%, 02/10/2023 1-yr. SOFR + 0.94%	246,365
385,000	Toronto-Dominion Bank 2.65%, 06/12/2024	393,012
	Truist Bank
200,000	3.30%, 05/15/2026	205,179
500,000	3.80%, 10/30/2026	525,476
500,000	2.25%, 03/11/2030	458,449
310,000	Truist Financial Corp 2.90%, 03/03/2021	310,702
330,000	UDR Inc REIT 3.10%, 11/01/2034	300,799
75,000	USI Inc(a) 6.88%, 05/01/2025	69,750
	VICI Properties LP / VICI Note Co Inc REIT(a)
25,000	4.25%, 12/01/2026	22,937
25,000	4.63%, 12/01/2029	22,750
	Visa Inc
250,000	3.15%, 12/14/2025	272,343
45,000	4.30%, 12/14/2045	56,745
	Wells Fargo & Co
55,000	2.63%, 07/22/2022	55,642
355,000	3.07%, 01/24/2023	360,836
135,000	2.41%, 10/30/2025(c) 3-mo. LIBOR + 0.82%	133,026
750,000	4.30%, 07/22/2027	803,958
500,000	2.88%, 10/30/2030(c) 3-mo. LIBOR + 1.17%	495,815
145,000	4.75%, 12/07/2046	167,481
130,000	5.01%, 04/04/2051(c) 3-mo. LIBOR + 4.24%	164,825
	Wells Fargo Bank NA
335,000	2.60%, 01/15/2021	336,461
250,000	3.63%, 10/22/2021	256,836
	Welltower Inc REIT
510,000	4.00%, 06/01/2025	516,098
120,000	2.70%, 02/15/2027	114,107
Principal Amount		Fair Value
Financial — (continued)
	Willis North America Inc
$ 85,000	3.60%, 05/15/2024	$ 87,728
185,000	2.95%, 09/15/2029	175,853
500,000	WP Carey Inc REIT 4.60%, 04/01/2024	501,318
		44,430,225
Industrial — 3.41%
300,000	3M Co 2.38%, 08/26/2029	301,423
155,000	Agilent Technologies Inc 2.75%, 09/15/2029	150,097
350,000	Airbus SE(a) 3.15%, 04/10/2027	351,463
80,000	Allegion PLC 3.50%, 10/01/2029	77,580
	Allegion US Holding Co Inc
175,000	3.20%, 10/01/2024	166,204
310,000	3.55%, 10/01/2027	307,354
200,000	ARD Finance SA(a)(f) 6.50%, 06/30/2027 PIK rate, 7.25%	171,780
	Berry Global Inc
50,000	5.50%, 05/15/2022	49,252
50,000	5.63%, 07/15/2027(a)	51,656
	Boeing Co
255,000	2.95%, 02/01/2030(e)	236,148
60,000	3.25%, 02/01/2035	52,095
75,000	3.95%, 08/01/2059	67,415
90,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	83,570
300,000	Carrier Global Corp(a) 2.24%, 02/15/2025	292,971
490,000	CNH Industrial Finance Europe SA 2.75%, 03/18/2019	472,282
50,000	Cornerstone Building Brands Inc(a)(e) 8.00%, 04/15/2026	43,000
	CSX Corp
130,000	3.25%, 06/01/2027	133,529
240,000	2.40%, 02/15/2030	236,346
50,000	4.50%, 03/15/2049	57,587
607,000	Embraer Overseas Ltd(a) 5.70%, 09/16/2023	518,985
	FedEx Corp
100,000	3.10%, 08/05/2029	98,285
300,000	4.05%, 02/15/2048	264,034
	Flex Acquisition Co Inc(a)
25,000	6.88%, 01/15/2025	23,375
100,000	7.88%, 07/15/2026	92,107
50,000	Gates Global LLC / Gates Corp(a) 6.25%, 01/15/2026	44,250
245,000	General Dynamics Corp 2.88%, 05/11/2020	245,169
320,000	Huntington Ingalls Industries Inc 3.48%, 12/01/2027	315,097

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 45,000	Ingersoll-Rand Luxembourg Finance SA 4.50%, 03/21/2049	$ 50,323
550,000	Ingram Micro Inc 5.45%, 12/15/2024	449,114
	John Deere Capital Corp
90,000	3.20%, 01/10/2022	91,936
40,000	1.20%, 04/06/2023	39,160
105,000	3.45%, 06/07/2023	110,567
160,000	2.60%, 03/07/2024	166,756
45,000	1.75%, 03/09/2027	43,295
390,000	3.45%, 03/07/2029	416,660
250,000	Kansas City Southern 3.00%, 05/15/2023	236,704
400,000	Keysight Technologies Inc 4.55%, 10/30/2024	417,758
75,000	Koppers Inc(a) 6.00%, 02/15/2025	60,000
210,000	L3Harris Technologies Inc(a) 3.85%, 06/15/2023	218,467
	Lockheed Martin Corp
230,000	3.80%, 03/01/2045	250,010
92,000	4.09%, 09/15/2052	111,549
	Mauser Packaging Solutions Holding Co(a)
25,000	5.50%, 04/15/2024	23,000
75,000	7.25%, 04/15/2025	56,817
45,000	Norfolk Southern Corp 3.40%, 11/01/2049	43,733
280,000	Northrop Grumman Corp 3.25%, 01/15/2028	293,763
1,115,000	Otis Worldwide Corp(a) 2.57%, 02/15/2030	1,079,914
	Owens-Brockway Glass Container Inc(a)(e)
50,000	5.38%, 01/15/2025	47,500
25,000	6.38%, 08/15/2025	23,750
460,000	Packaging Corp of America 3.65%, 09/15/2024	493,917
115,000	Parker-Hannifin Corp 2.70%, 06/14/2024	114,532
400,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 3.40%, 11/15/2026	422,956
300,000	PerkinElmer Inc 3.30%, 09/15/2029	283,581
	Roper Technologies Inc
130,000	3.85%, 12/15/2025	147,163
210,000	3.80%, 12/15/2026	215,917
	Ryder System Inc
400,000	3.40%, 03/01/2023	403,905
175,000	2.90%, 12/01/2026	170,815
25,000	Sealed Air Corp(a)(e) 4.00%, 12/01/2027	23,253
25,000	Sensata Technologies Inc(a) 4.38%, 02/15/2030	22,500
25,000	Silgan Holdings Inc(a) 4.13%, 02/01/2028	23,063
75,000	Standard Industries Inc(a) 5.00%, 02/15/2027	68,250
Principal Amount		Fair Value
Industrial — (continued)
$ 250,000	Textron Financial Corp(a)(c) 3.43%, 02/15/2042 3-mo. LIBOR + 1.73%	$ 141,250
155,000	Textron Inc 3.88%, 03/01/2025	155,011
	TransDigm Inc
50,000	6.50%, 07/15/2024	47,608
50,000	6.25%, 03/15/2026(a)	49,750
50,000	7.50%, 03/15/2027	48,185
25,000	5.50%, 11/15/2027(a)	22,438
75,000	Trident TPI Holdings Inc(a) 6.63%, 11/01/2025	60,188
200,000	Trivium Packaging Finance BV(a) 5.50%, 08/15/2026	199,000
50,000	TTM Technologies Inc(a) 5.63%, 10/01/2025	42,000
	Union Pacific Corp
195,000	2.40%, 02/05/2030	189,771
110,000	3.25%, 02/05/2050	109,358
255,000	United Parcel Service Inc 3.90%, 04/01/2025	276,315
	United Technologies Corp
100,000	3.95%, 08/16/2025	109,414
30,000	4.45%, 11/16/2038	34,378
60,000	4.63%, 11/16/2048	71,003
	Waste Management Inc
105,000	3.20%, 06/15/2026	109,277
35,000	3.45%, 06/15/2029	37,454
40,000	4.15%, 07/15/2049	46,000
50,000	WESCO Distribution Inc 5.38%, 06/15/2024	42,500
145,000	Worthington Industries Inc 4.30%, 08/01/2032	149,153
290,000	WRKCo Inc 4.00%, 03/15/2028	306,112
		13,769,847
Technology — 1.84%
	Apple Inc
400,000	2.40%, 05/03/2023	416,003
185,000	3.35%, 02/09/2027	201,807
395,000	3.85%, 08/04/2046	477,049
25,000	Banff Merger Sub Inc(a) 9.75%, 09/01/2026	22,000
	Broadcom Corp / Broadcom Cayman Finance Ltd
200,000	3.63%, 01/15/2024	197,906
50,000	3.13%, 01/15/2025	47,935
145,000	3.88%, 01/15/2027	138,224
	Broadcom Inc(a)
250,000	3.63%, 10/15/2024	245,400
145,000	4.25%, 04/15/2026	147,344
50,000	CDW LLC / CDW Finance Corp 5.00%, 09/01/2025	51,515
75,000	Dell International LLC / EMC Corp(a)(e) 7.13%, 06/15/2024	77,437

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 75,000	Dun & Bradstreet Corp(a) 10.25%, 02/15/2027	$ 79,500
25,000	Fair Isaac Corp(a) 4.00%, 06/15/2028	24,000
	Fidelity National Information Services Inc
70,000	4.25%, 05/15/2028	77,775
110,000	3.75%, 05/21/2029	119,720
	Fiserv Inc
315,000	3.80%, 10/01/2023	328,422
185,000	3.20%, 07/01/2026	190,416
150,000	3.50%, 07/01/2029	158,726
100,000	Infor US Inc 6.50%, 05/15/2022	97,432
	Intel Corp
10,000	4.10%, 05/19/2046	12,078
70,000	3.73%, 12/08/2047	81,755
185,000	3.25%, 11/15/2049	200,369
	International Business Machines Corp
485,000	3.30%, 05/15/2026	520,170
250,000	3.50%, 05/15/2029	272,933
100,000	4.70%, 02/19/2046	116,326
100,000	4.25%, 05/15/2049	121,790
185,000	Lam Research Corp 4.00%, 03/15/2029	210,067
150,000	Micron Technology Inc 4.98%, 02/06/2026	157,242
	Microsoft Corp
30,000	3.70%, 08/08/2046	35,586
135,000	4.25%, 02/06/2047	175,358
590,000	3.95%, 08/08/2056	737,124
140,000	NVIDIA Corp 2.85%, 04/01/2030	145,508
300,000	NXP BV / NXP Funding LLC(a) 4.88%, 03/01/2024	320,304
25,000	Open Text Corp(a) 3.88%, 02/15/2028	23,500
	Oracle Corp
260,000	2.50%, 04/01/2025	265,426
215,000	3.80%, 11/15/2037	221,711
25,000	4.00%, 07/15/2046	27,229
190,000	3.60%, 04/01/2050	189,234
25,000	PTC INC(a) 4.00%, 02/15/2028	24,007
25,000	Qorvo Inc(a) 4.38%, 10/15/2029	23,250
75,000	Rackspace Hosting Inc(a)(e) 8.63%, 11/15/2024	66,727
75,000	RP Crown Parent LLC(a) 7.38%, 10/15/2024	71,460
90,000	salesforce.com Inc 3.25%, 04/11/2023	93,538
25,000	Science Applications International Corp(a) 4.88%, 04/01/2028	24,000
25,000	Sophia LP / Sophia Finance Inc(a) 9.00%, 09/30/2023	24,625
Principal Amount		Fair Value
Technology — (continued)
$ 50,000	SS&C Technologies Inc(a) 5.50%, 09/30/2027	$ 51,562
100,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(a) 6.75%, 06/01/2025	91,506
		7,402,996
Utilities — 3.40%
125,000	Alabama Power Co 2.45%, 03/30/2022	126,520
190,000	Ameren Corp 3.65%, 02/15/2026	192,845
	American Water Capital Corp
125,000	3.75%, 09/01/2028	130,087
50,000	4.15%, 06/01/2049	55,185
	AmeriGas Partners LP / AmeriGas Finance Corp
25,000	5.88%, 08/20/2026	23,945
25,000	5.75%, 05/20/2027	23,253
450,000	Appalachian Power Co 3.40%, 06/01/2025	438,490
	Berkshire Hathaway Energy Co
85,000	3.25%, 04/15/2028	87,927
75,000	6.13%, 04/01/2036	98,920
550,000	5.95%, 05/15/2037	694,712
	Calpine Corp(a)
50,000	5.25%, 06/01/2026	47,500
25,000	4.50%, 02/15/2028	24,231
25,000	5.13%, 03/15/2028	23,000
	Cleco Corporate Holdings LLC
65,000	3.74%, 05/01/2026	63,696
5,000	4.97%, 05/01/2046	4,820
165,000	Commonwealth Edison Co 3.65%, 06/15/2046	174,737
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	336,064
	Dominion Energy Gas Holdings LLC
190,000	2.50%, 11/15/2024	184,611
25,000	3.00%, 11/15/2029	23,437
105,000	3.90%, 11/15/2049	90,807
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(d)	194,890
485,000	2.85%, 08/15/2026	464,267
60,000	4.25%, 06/01/2028	62,904
115,000	Dominion Energy South Carolina Inc 5.10%, 06/01/2065	143,925
128,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	161,859
	Duke Energy Corp
130,000	3.75%, 04/15/2024	134,713
575,000	3.75%, 09/01/2046	551,204
105,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	106,114

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 145,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	$ 154,011
350,000	EDP Finance BV(a) 3.63%, 07/15/2024	351,395
500,000	Electricite de France SA(a)(i) 5.63%, Perpetual	481,250
390,000	Emera US Finance LP 4.75%, 06/15/2046	359,510
	Enel Finance International NV(a)
200,000	4.88%, 06/14/2029	217,705
300,000	6.00%, 10/07/2039	323,241
	Evergy Inc
90,000	4.85%, 06/01/2021	90,949
70,000	2.45%, 09/15/2024	68,678
210,000	Evergy Metro Inc 4.20%, 03/15/2048	235,274
350,000	Eversource Energy 2.90%, 10/01/2024	359,006
	Exelon Corp
110,000	2.45%, 04/15/2021	108,955
180,000	4.70%, 04/15/2050	188,019
120,000	FirstEnergy Transmission LLC(a) 4.55%, 04/01/2049	119,936
	Georgia Power Co
145,000	2.40%, 04/01/2021	145,481
225,000	2.10%, 07/30/2023	219,414
45,000	4.75%, 09/01/2040	44,227
515,000	Gulf Power Co 4.55%, 10/01/2044	558,411
675,000	National Fuel Gas Co 3.75%, 03/01/2023	636,494
370,000	National Rural Utilities Cooperative Finance Corp(c) 5.25%, 04/20/2046 3-mo. LIBOR + 3.63%	351,366
250,000	NextEra Energy Capital Holdings Inc 3.55%, 05/01/2027	258,044
	NiSource Inc
135,000	4.38%, 05/15/2047	136,909
300,000	3.95%, 03/30/2048	305,060
75,000	NRG Energy Inc 6.63%, 01/15/2027	78,000
275,000	Oglethorpe Power Corp 5.05%, 10/01/2048	278,258
60,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	61,040
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	99,190
145,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	144,539
185,000	Puget Energy Inc 3.65%, 05/15/2025	180,914
	Sempra Energy
300,000	3.55%, 06/15/2024	302,443
710,000	3.40%, 02/01/2028	712,088
60,000	3.80%, 02/01/2038	56,331
Principal Amount		Fair Value
Utilities — (continued)
$ 20,000	4.00%, 02/01/2048	$ 19,171
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	99,984
	Southern California Edison Co
90,000	2.85%, 08/01/2029	86,823
170,000	2.25%, 06/01/2030	157,771
27,000	4.00%, 04/01/2047	28,104
88,000	4.13%, 03/01/2048	93,951
105,000	3.65%, 02/01/2050	101,107
	Southern Co
400,000	3.25%, 07/01/2026	403,427
55,000	4.40%, 07/01/2046	57,492
25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	25,288
25,000	Vistra Energy Corp 5.88%, 06/01/2023	24,938
	Vistra Operations Co LLC(a)
50,000	5.63%, 02/15/2027	51,562
25,000	5.00%, 07/31/2027	25,375
	Xcel Energy Inc
165,000	2.60%, 12/01/2029	155,841
80,000	3.50%, 12/01/2049	70,494
		13,692,129
TOTAL CORPORATE BONDS AND NOTES — 34.49% (Cost $138,257,968)		$139,015,438
FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Abu Dhabi Government International Bond(a) 3.13%, 09/30/2049	186,000
270,000	Chile Government International Bond 2.55%, 01/27/2032	269,730
	Colombia Government International Bond
200,000	4.38%, 07/12/2021	201,252
500,000	4.50%, 03/15/2029	512,300
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	533,915
60,000	Hungary Government International Bond 6.38%, 03/29/2021	62,199
500,000	Mexico Government International Bond 3.75%, 01/11/2028	497,005
150,000	Republic of Poland Government International Bond 4.00%, 01/22/2024	163,186
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.60% (Cost $2,402,288)		$2,425,587

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 5.60%
	Angel Oak Mortgage Trust(a)(b)
	Series 2019-3 Class A1
$ 240,819	2.93%, 05/25/2059	$ 231,556
	Series 2020-1 Class A1
202,760	2.47%, 12/25/2059	200,972
	Angel Oak Mortgage Trust I LLC(a)(b)
	Series 2018-3 Class A1
117,259	3.65%, 09/25/2048	114,907
	Series 2019-2 Class A1
141,638	3.63%, 03/25/2049	142,627
	Series 2019-4 Class A1
416,243	2.99%, 07/26/2049	409,393
	Arroyo Mortgage Trust(a)(b)
	Series 2018-1 Class A1
173,986	3.76%, 04/25/2048	169,348
	Series 2019-2 Class A1
270,685	3.35%, 04/25/2049	257,207
	Series 2019-3 Class A1
251,470	2.96%, 10/25/2048	235,727
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	374,991
	Series 2019-BN16 Class XA
2,613,234	0.97%, 02/15/2052(b)	167,075
	Series 2019-BN18 Class XA
996,805	0.91%, 05/15/2062(b)	63,274
	Series 2019-BN20 Class XA
1,292,326	0.84%, 09/15/2062(b)	78,719
	Series 2019-BN22 Class XA
1,808,537	0.60%, 11/15/2062(b)	81,759
	Series 2019-BN23 Class XA
2,959,680	0.70%, 12/15/2052(b)	156,267
	Series 2019-BN24 Class XA
999,447	0.77%, 11/15/2062(b)	49,784
	Series 2020-BN26 Class XA
1,080,000	1.36%, 03/15/2063(b)	95,705
228,000	BBCMS Mortgage Trust(a)(c) Series 2017-DELC Class A 1.55%, 08/15/2036 1-mo. LIBOR + 0.85%	186,815
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(b)	438,332
	Series 2019-B11 Class A2
325,000	3.41%, 05/15/2052	339,088
	Series 2019-B12 Class XA
998,381	1.07%, 08/15/2052(b)	66,918
	BX Commercial Mortgage Trust(a)(c)
	Series 2018-IND Class A
186,601	1.45%, 11/15/2035 1-mo. LIBOR + 0.75%	176,318
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-XL Class A
$ 453,815	1.62%, 10/15/2036 1-mo. LIBOR + 0.92%	$ 431,662
100,000	CAMB Commercial Mortgage Trust(a)(c) Series 2019-LIFE Class C 2.15%, 12/15/2037 1-mo. LIBOR + 1.45%	90,619
300,000	CD Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	313,613
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	260,525
120,713	CIM Trust(a)(b) Series 2017-7 Class A 3.00%, 04/25/2057	120,351
	Citigroup Commercial Mortgage Trust
	Series 2013-GC11 Class B
2,500,000	3.73%, 04/10/2046(b)	2,463,568
	Series 2015-GC33 Class A4
403,000	3.78%, 09/10/2058	425,563
	Citigroup Mortgage Loan Trust
	Series 2018-RP1 Class A1
80,366	3.00%, 09/25/2064(a)(b)	80,039
	Series 2018-RP2 Class A1
251,002	3.50%, 02/25/2058	254,353
	Series 2018-RP3 Class A1
280,237	3.25%, 03/25/2061(a)(b)	282,961
	COLT Mortgage Loan Trust(a)(b)
	Series 2018-3 Class A1
204,293	3.69%, 10/26/2048	202,032
	Series 2019-2 Class A1
99,541	3.34%, 05/25/2049	97,394
	Series 2019-3 Class A1
130,821	2.76%, 08/25/2049	126,539
	Series 2019-4 Class A1
312,414	2.58%, 11/25/2049	303,007
400,000	COMM Mortgage Trust(a)(c) Series 2019-WCM Class A 1.60%, 10/15/2036 1-mo. LIBOR + 0.90%	359,849
335,000	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	342,662
	CSMC Trust(a)(b)
	Series 2017-FHA1 Class A1
52,782	3.25%, 04/25/2047	50,628
	Series 2018-RPL9 Class A
265,964	3.85%, 09/25/2057	267,999
12,162,212	DBGS Mortgage Trust(b) Series 2018-C1 Class XA 0.21%, 10/15/2051	172,939
	Deephaven Residential Mortgage Trust(a)(b)
	Series 2017-2A Class A1
20,577	2.45%, 06/25/2047	19,979

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2018-3A Class A1
$ 132,815	3.79%, 08/25/2058	$ 130,120
	Series 2019-2A Class A1
106,772	3.56%, 04/25/2059	103,871
	GS Mortgage Securities Trust(b)
	Series 2013-GC13 Class A5
380,000	4.05%, 07/10/2046	402,372
	Series 2014-GC24 Class B
275,000	4.51%, 09/10/2047	270,577
	Series 2020-GC45 Class XA
2,041,000	0.68%, 02/13/2053	100,304
135,867	Homeward Opportunities Fund I Trust(a)(b) Series 2019-2 Class A1 2.70%, 09/25/2059	131,324
120,000	JP Morgan Chase Commercial Mortgage Securities Trust(a) Series 2020-NNN Class AFX 2.81%, 01/16/2037	119,305
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	276,134
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	569,777
	Series 2016-C4 Class ASB
310,000	2.99%, 12/15/2049	317,609
	MetLife Securitization Trust(a)(b)
	Series 2017-1A Class A
66,347	3.00%, 04/25/2055	65,646
	Series 2018-1A Class A
138,660	3.75%, 03/25/2057	139,814
41,190	MFA Trust(a)(b) Series 2017-RPL-1 Class A1 2.59%, 02/25/2057	40,526
	Mill City Mortgage Loan Trust(a)(b)
	Series 2019-1 Class A1
255,518	3.25%, 10/25/2069	257,751
	Series 2019-GS1 Class A1
621,673	2.75%, 07/25/2059	604,429
600,000	Morgan Stanley Capital I Trust Series 2016-UB12 Class A4 3.60%, 12/15/2049	624,952
	Mortgage Insurance-Linked Notes(a)(c)
	Series 2019-1 Class M1
305,000	2.85%, 11/26/2029 1-mo. LIBOR + 1.90%	289,606
	Series 2020-1 Class M1A
150,000	1.90%, 02/25/2030 1-mo. LIBOR + 0.95%	143,810
	MTRO Commercial Mortgage Trust(a)(c)
	Series 2019-TECH Class B
100,000	1.80%, 12/15/2033 1-mo. LIBOR + 1.10%	93,069
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-TECH Class C
$ 100,000	2.00%, 12/15/2033 1-mo. LIBOR + 1.30%	$ 91,966
220,000	Natixis Commercial Mortgage Securities Trust(a) Series 2019-1776 Class A 2.51%, 10/15/2036	207,487
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
60,561	3.75%, 05/28/2052(b)	62,240
	Series 2017-2A Class A3
149,920	4.00%, 03/25/2057(b)	155,687
	Series 2017-3A Class A1
239,625	4.00%, 04/25/2057(b)	248,147
	Series 2017-4A Class A1
98,044	4.00%, 05/25/2057(b)	101,660
	Series 2017-5A Class A1
102,795	2.45%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	97,406
	Series 2017-6A Class A1
141,375	4.00%, 08/27/2057(b)	146,314
	Series 2018-1A Class A1A
248,337	4.00%, 12/25/2057(b)	256,725
	Series 2018-2A Class A1
172,604	4.50%, 02/25/2058(b)	180,051
	Series 2018-4A Class A1S
198,721	1.70%, 01/25/2048(c) 1-mo. LIBOR + 0.75%	184,602
	Series 2019-3A Class A1A
284,922	3.75%, 11/25/2058(b)	293,040
	Series 2019-5A Class A1B
309,320	3.50%, 08/25/2059(b)	314,723
	Series 2019-NQM2 Class A1
111,406	3.60%, 04/25/2049(b)	110,382
	Series 2019-NQM3 Class A1
279,074	2.80%, 07/25/2049(b)	273,945
	Series 2019-NQM4 Class A1
134,423	2.49%, 09/25/2059(b)	132,375
	Series 2020-1A Class A1B
165,246	3.50%, 10/25/2059(b)	165,766
145,124	Preston Ridge Partners Mortgage LLC(a)(b) Series 2019-GS1 Class A1 3.50%, 10/25/2024	144,295
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	479,104
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6 Class B 3.88%, 04/10/2046	2,388,325
	Verus Securitization Trust(a)(b)
	Series 2018-INV2 Class A1FX
223,036	4.15%, 10/25/2058	216,178
	Series 2019-1 Class A1
311,140	3.84%, 02/25/2059	301,928

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-2 Class A1
$ 120,594	3.21%, 05/25/2059	$ 116,949
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	149,136
	Series 2015-NXS3 Class A4
370,000	3.62%, 09/15/2057	384,279
		22,586,770
U.S. Government Agency — 38.52%
170,445	Fannie Mae Interest Strip Series 415 Class A3 3.00%, 11/25/2042	183,880
	Federal Home Loan Mortgage Corp
1,974	4.00%, 12/01/2020	2,075
728	4.50%, 04/01/2021	760
1,204	6.00%, 05/01/2021	1,212
3,046	4.50%, 07/01/2021	3,179
2,695	5.00%, 03/01/2022	2,832
542,756	3.00%, 09/01/2027	569,120
8,660	6.00%, 11/01/2033	9,920
9,047	6.00%, 04/01/2035	10,015
23,467	4.50%, 05/01/2035	25,642
67,050	5.50%, 08/01/2035	74,294
48,067	4.50%, 11/01/2035	52,183
4,680	6.50%, 02/01/2036	5,356
13,724	4.50%, 03/01/2036	15,015
15,199	6.00%, 03/01/2036	17,498
14,722	5.50%, 06/01/2036	16,088
34,222	5.50%, 08/01/2036	38,697
4,675	6.00%, 08/01/2037	5,252
21,941	7.00%, 08/01/2037	24,624
69,002	5.00%, 04/01/2038	76,573
215,518	5.50%, 05/01/2038	243,845
149,868	4.50%, 03/01/2039	163,717
158,926	4.50%, 05/01/2039	173,826
145,889	4.00%, 09/01/2040	157,640
354,371	5.00%, 09/01/2040	393,558
37,337	4.00%, 09/01/2043	40,415
1,322,271	4.00%, 03/01/2044	1,431,376
442,835	4.50%, 04/01/2044	482,983
830,866	4.50%, 12/01/2044	905,842
708,811	3.00%, 02/01/2047	747,120
2,437,893	4.00%, 10/01/2047	2,625,327
914,929	4.00%, 11/01/2047	984,020
1,785,120	3.50%, 10/01/2048	1,885,755
2,787,105	3.00%, 06/01/2049	2,920,592
2,814,867	3.50%, 08/01/2049	2,978,404
2,849,731	3.50%, 09/01/2049	3,009,072
5,201,207	3.00%, 10/01/2049	5,452,123
1,031,863	2.50%, 11/01/2049	1,069,388
2,457,401	3.00%, 12/01/2049	2,575,921
1,041,919	3.00%, 02/01/2050	1,092,334
1,048,799	2.50%, 03/01/2050	1,086,941
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,050,000	3.00%, 04/01/2050	$ 1,100,365
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	214,410
	Series K104 Class X1
1,005,000	1.13%, 02/25/2052(b)	88,078
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
40,808	3.00%, 05/15/2041	43,715
	Series 4097 Class KA
229,652	2.00%, 09/15/2031	235,660
	Series 4122 Class AB
238,683	1.50%, 10/15/2042	239,452
	Series 4139 Class PA
217,804	2.50%, 11/15/2041	227,109
	Series 4142 Class PT
164,256	1.25%, 12/15/2027	165,271
	Series 4146 Class AB
150,614	1.13%, 12/15/2027	151,091
	Series 4216 Class KQ
173,496	1.70%, 10/15/2039	175,805
	Series 4961 Class JB
283,577	2.50%, 12/15/2042	294,083
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(c)
	Series 2014-DN1 Class M3
110,000	5.45%, 02/25/2024 1-mo. LIBOR + 4.50%	101,578
	Series 2014-DN2 Class M2
44,290	2.60%, 04/25/2024 1-mo. LIBOR + 1.65%	43,489
	Series 2014-DN2 Class M3
165,000	4.55%, 04/25/2024 1-mo. LIBOR + 3.60%	150,137
	Series 2014-DN3 Class M3
242,766	4.95%, 08/25/2024 1-mo. LIBOR + 4.00%	230,400
	Federal National Mortgage Association
607,371	4.00%, 07/01/2026	641,107
836,988	3.50%, 01/01/2031	885,082
160,000	3.09%, 07/01/2032	181,259
385,000	3.10%, 07/01/2032	437,174
220,434	3.19%, 07/01/2033	251,903
11,750	4.50%, 08/01/2035	12,865
24,610	6.00%, 02/01/2036	28,285
84,005	5.50%, 03/01/2036	95,109
54,362	6.50%, 06/01/2036	63,250
69,691	6.00%, 02/01/2037	77,158
52,279	6.00%, 03/01/2037	60,123
265	6.50%, 04/01/2037	293
58,062	6.00%, 08/01/2037	66,592
24,309	6.50%, 08/01/2037	28,654
864,542	4.00%, 02/01/2041	935,500

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,983,527	4.50%, 02/01/2041	$ 5,461,484
459,165	4.00%, 10/01/2041	496,933
805,164	4.00%, 01/01/2045	871,480
605,750	3.50%, 08/01/2045	645,719
1,022,870	4.00%, 10/01/2046	1,102,957
1,315,860	3.50%, 01/01/2047	1,394,789
5,579,994	4.00%, 06/01/2047	6,017,232
3,284,787	4.50%, 11/01/2047	3,557,628
1,637,277	4.50%, 04/01/2048	1,764,142
934,180	4.00%, 02/01/2049	997,063
446,822	4.50%, 05/01/2049	480,309
3,555,682	3.50%, 07/01/2049	3,758,695
2,375,652	4.00%, 08/01/2049	2,535,110
1,378,076	4.50%, 08/01/2049	1,482,107
6,132,060	3.50%, 09/01/2049	6,481,039
2,430,407	3.00%, 10/01/2049	2,548,018
591,437	3.00%, 11/01/2049	620,059
1,932,267	3.50%, 11/01/2049	2,041,342
2,461,629	3.00%, 12/01/2049	2,580,143
2,333,055	3.00%, 02/01/2050	2,445,883
1,049,211	2.50%, 03/01/2050	1,087,369
1,050,000	3.00%, 04/01/2050	1,100,365
	Federal National Mortgage Association Alternative Credit Enhancement Securities(b)
	Series 2019-M21 Class X3
2,152,362	1.33%, 06/25/2034	228,934
	Series 2020-M2 Class X
5,465,984	0.35%, 01/25/2030	133,182
	Federal National Mortgage Association Connecticut Avenue Securities(c)
	Series 2014-C02 Class 1M2
380,200	3.55%, 05/25/2024 1-mo. LIBOR + 2.60%	341,128
	Series 2014-C03 Class 1M2
370,359	3.95%, 07/25/2024 1-mo. LIBOR + 3.00%	338,879
	Series 2014-C04 Class 1M2
331,192	5.85%, 11/25/2024 1-mo. LIBOR + 4.90%	315,150
	Series 2018-C05 Class 1M1
26,266	1.67%, 01/25/2031 1-mo. LIBOR + 0.72%	26,101
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
167,408	1.50%, 09/25/2027	169,467
	Series 2012-124 Class JA
165,252	1.50%, 11/25/2042	165,644
	Series 2012-128 Class PD
316,244	1.50%, 06/25/2042	320,092
	Series 2012-18 Class GA
104,700	2.00%, 12/25/2041	106,963
	Series 2012-21 Class PQ
52,351	2.00%, 09/25/2041	53,453
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2012-52 Class PA
$ 60,931	3.50%, 05/25/2042	$ 65,752
	Series 2012-75 Class KC
106,464	2.50%, 12/25/2041	110,842
	Series 2013-16 Class A
284,156	1.75%, 01/25/2040	287,700
	Series 2013-43 Class XP
190,970	1.50%, 08/25/2041	192,176
	Series 2013-77 Class BP
166,544	1.70%, 06/25/2043	169,432
	Series 2013-9 Class PT
142,578	1.25%, 02/25/2028	143,421
	Series 2015-48 Class QB
95,199	3.00%, 02/25/2043	99,615
	Series 2015-5 Class EP
196,079	2.00%, 06/25/2043	200,000
	Series 2016-11 Class GA
94,786	2.50%, 03/25/2046	98,727
	Series 2016-38 Class NA
38,977	3.00%, 01/25/2046	41,106
	Series 2017-26 Class CG
149,802	3.50%, 07/25/2044	159,836
	Series 2017-34 Class JK
78,770	3.00%, 05/25/2047	83,034
	Series 2017-35 Class AH
174,892	3.50%, 04/25/2053	184,959
	Series 2017-49 Class JA
137,464	4.00%, 07/25/2053	149,332
	Series 2017-72 Class B
88,853	3.00%, 09/25/2047	94,609
	Series 2017-72 Class CD
91,380	3.00%, 09/25/2047	97,517
	Series 2017-84 Class KA
105,481	3.50%, 04/25/2053	111,294
	Series 2017-A6 Class A6
203,238	3.00%, 12/25/2054	213,600
	Series 2018-19 Class DC
79,374	3.50%, 05/25/2056	84,967
	Series 2018-23 Class LA
85,724	3.50%, 04/25/2048	92,540
	Series 2018-38 Class PC
133,197	3.50%, 03/25/2045	138,871
	Series 2018-70 Class HA
148,606	3.50%, 10/25/2056	159,629
	Series 2018-72 Class BA
188,386	3.50%, 07/25/2054	199,768
	Series 2018-77 Class PA
77,007	3.50%, 02/25/2048	82,507
	Series 2018-80 Class GD
158,421	3.50%, 12/25/2047	169,164
	Series 2019-12 Class HA
157,652	3.50%, 11/25/2057	174,773
	Series 2019-14 Class CA
146,897	3.50%, 04/25/2049	160,156
	Series 2019-15 Class AB
149,413	3.50%, 05/25/2053	160,185
	Series 2019-21 Class BD
160,508	3.00%, 09/25/2057	169,319

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2019-22 Class BA
$ 156,591	3.50%, 12/25/2058	$ 171,318
	Series 2019-28 Class JA
146,213	3.50%, 06/25/2059	161,323
	Series 2019-41 Class AC
170,812	2.50%, 03/25/2053	176,880
	Series 2019-45 Class PT
224,482	3.00%, 08/25/2049	240,411
	Series 2019-6 Class GJ
195,860	3.00%, 02/25/2049	207,108
	Series 2019-7 Class CA
143,403	3.50%, 11/25/2057	156,199
	Series 2019-7 Class JA
140,108	3.50%, 03/25/2049	149,958
	Series 2020-1 Class AC
630,141	3.50%, 08/25/2058	682,342
	Government National Mortgage Association
8,400,000	2.50%, TBA	8,779,312
8,600,000	3.00%, TBA	9,096,815
4,200,000	3.50%, TBA	4,425,042
2,400,000	4.50%, TBA	2,547,469
413,876	4.00%, 02/20/2045	451,183
214,193	4.50%, 01/20/2046	233,806
3,414,469	4.00%, 07/20/2049	3,623,252
	Series 2013-37 Class LG
154,255	2.00%, 01/20/2042	159,719
	Series 2015-151 Class BA
174,577	1.70%, 10/20/2045	176,900
	Series 2015-56 Class LB
276,517	1.50%, 04/16/2040	280,664
73,232	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	79,174
	Uniform Mortgage-Backed Security(j)
10,600,000	2.50%, TBA	10,979,743
3,600,000	3.00%, TBA	3,764,721
9,000,000	3.50%, TBA	9,482,888
2,800,000	4.00%, TBA	2,989,596
1,600,000	4.50%, TBA	1,722,000
		155,280,924
TOTAL MORTGAGE-BACKED SECURITIES — 44.12% (Cost $174,574,334)		$177,867,694
MUNICIPAL BONDS AND NOTES
415,000	Arlington Independent School District 4.00%, 02/15/2037	491,219
200,000	City of Charlotte North Carolina Water & Sewer System Revenue 4.00%, 07/01/2047	225,030
265,000	District of Columbia 4.00%, 03/01/2039	307,718
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 500,000	New York City Transitional Finance Authority Future Tax Secured Revenue 4.00%, 11/01/2040	$ 568,200
280,000	New York State Dormitory Authority 4.00%, 02/15/2037	323,016
80,000	New York State Thruway Authority 2.90%, 01/01/2035	79,036
355,000	Philadelphia Authority for Industrial Development 6.55%, 10/15/2028	464,936
	Regents of the University of California Medical Center Pooled Revenue
115,000	6.55%,05/15/2048	153,816
20,000	6.58%,05/15/2049	26,708
	State of California
5,000	7.55%,04/01/2039	8,114
130,000	7.30%,10/01/2039	199,752
15,000	7.35%,11/01/2039	23,185
15,000	7.63%,03/01/2040	24,200
10,000	7.60%,11/01/2040	16,641
480,000	State of Washington 5.00%, 02/01/2045	601,584
320,000	Texas Water Development Board 4.00%, 10/15/2043	368,019
TOTAL MUNICIPAL BONDS AND NOTES — 0.96% (Cost $3,976,792)		$3,881,174
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
1,400,000	0.13%, 10/15/2024	1,424,982
635,000	0.63%, 01/15/2026	712,364
2,900,000	0.38%, 01/15/2027	3,172,111
2,700,000	0.38%, 07/15/2027	2,931,257
865,000	0.88%, 01/15/2029	962,740
1,000,000	0.75%, 02/15/2045	1,252,711
120,000	1.00%, 02/15/2048	154,677
180,000	1.00%, 02/15/2049	229,597
	United States Treasury Note/Bond
225,000	1.63%, 12/31/2021	230,493
100,000	2.13%, 05/15/2022	103,988
3,630,000	1.75%, 05/15/2023(k)(l)	3,794,059
7,580,000	2.38%, 08/15/2024	8,243,250
3,127,000	2.00%, 02/15/2025	3,370,197
1,000,000	1.38%, 08/31/2026	1,053,711
2,765,000	1.13%, 02/28/2027(e)	2,874,196
2,405,000	2.63%, 02/15/2029	2,812,159
1,600,000	2.38%, 05/15/2029(l)	1,841,250
11,100,000	1.50%, 02/15/2030(e)	11,966,320
350,000	3.63%, 08/15/2043	516,086
4,670,000	3.75%, 11/15/2043	7,021,783

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,590,000	3.63%, 02/15/2044	$ 8,271,016
610,000	3.13%, 08/15/2044	840,918
1,980,000	3.00%, 11/15/2045	2,709,042
2,500,000	2.50%, 02/15/2046	3,142,383
260,000	2.50%, 05/15/2046	327,082
1,620,000	2.25%, 08/15/2046	1,950,075
1,500,000	2.88%, 11/15/2046	2,025,059
1,500,000	3.00%, 02/15/2047	2,073,457
690,000	3.00%, 02/15/2048	955,138
510,000	2.25%, 08/15/2049	620,487
5,000,000	2.00%, 02/15/2050	5,807,226
TOTAL U.S. TREASURY BONDS AND NOTES — 20.69% (Cost $75,495,338)		$83,389,814
Shares
COMMON STOCK
Basic Materials — 0.00%(m)
1,020	Hexion Holdings Corp Class B(n)	9,690
Communications — 0.00%(m)
791	iHeartMedia Inc Class A(e)(n)	5,782
TOTAL COMMON STOCK — 0.00%(m) (Cost $93,666)		$15,472
INVESTMENT COMPANIES
659,699	Federated Emerging Markets Core Fund(o)(p)	5,752,572
1,513,233	Federated Project Trade and Finance Fund(o)(p)	13,165,126
TOTAL INVESMENT COMPANIES — 4.69% (Cost $20,137,317)		$18,917,698
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.23%
$ 1,172,900	Undivided interest of 2.20% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $1,172,900 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $53,213,690.(q)	$ 1,172,900
1,172,900	Undivided interest of 2.20% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $1,172,900 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $53,213,464.(q)	1,172,900
1,172,900	Undivided interest of 2.25% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $1,172,900 on 4/1/20 collateralized by various U.S. Government Agency securities, 0.00% - 8.00%, 2/1/30 - 3/1/56, with a value of $52,074,465.(q)	1,172,900
246,508	Undivided interest of 47.86% in a repurchase agreement (principal amount/value $515,350 with a maturity value of $515,350) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $246,508 on 4/1/20 collateralized by U.S. Treasury securities, 0.00% - 3.00%, 5/1/44 - 8/15/48, with a value of $515,043.(q)	246,508

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,172,900	Undivided interest of 9.40% in a repurchase agreement (principal amount/value $12,483,510 with a maturity value of $12,483,513) with Bank of America Securities Inc, 0.01%, dated 3/31/20 to be repurchased at $1,172,900 on 4/1/20 collateralized by Government National Mortgage Association securities, 3.00% - 3.50%, 12/20/49 - 3/20/50, with a value of $12,475,006.(q)	$ 1,172,900
TOTAL SHORT TERM INVESTMENTS — 1.23% (Cost $4,938,108)		$4,938,108
TOTAL INVESTMENTS — 110.90% (Cost $437,225,371)		$447,059,407
OTHER ASSETS & LIABILITIES, NET — (10.90)%		$(43,936,332)
TOTAL NET ASSETS — 100.00%		$403,123,075
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2020. Maturity date disclosed represents final maturity date.
(e)	All or a portion of the security is on loan at March 31, 2020.
(f)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(k)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(l)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(m)	Represents less than 0.005% of net assets.
(n)	Non-income producing security.
(o)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(p)	Restricted security; further details of these securities are included in a subsequent table.
(q)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
At March 31, 2020, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Investment Companies(a)
Federated Emerging Markets Core Fund	07/01/2017-03/01/2020	$6,301,879	$5,752,572	1.43%
Federated Project Trade and Finance Fund	06/01/2017-03/01/2020	13,835,438	13,165,126	3.26
		$20,137,317	$18,917,698	4.69%
(a)See Notes to Schedule of Investments regarding restriction information.
At March 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Note Long Futures	67	USD	9,292,063	June 2020	$64,375
U.S. 10 Year Treasury Note Short Futures	73	USD	10,124,187	June 2020	(431,763)
U.S. 2 Year Treasury Note Long Futures	154	USD	33,938,953	June 2020	429,484
U.S. 5 Year Treasury Note Long Futures	161	USD	20,182,859	June 2020	433,000
U.S. 5 Year Treasury Note Short Futures	63	USD	7,897,641	June 2020	(169,799)
U.S. Long Bond Short Futures	55	USD	9,848,437	June 2020	(672,094)
U.S. Treasury Long Futures	21	USD	3,276,656	June 2020	54,844
U.S. Treasury Short Futures	50	USD	7,801,563	June 2020	(194,260)
U.S. Ultra Bond Short Futures	36	USD	7,987,500	June 2020	(814,313)
				Net Depreciation	$(1,300,526)
At March 31, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	AUD	1,700,000	USD	1,123,379	May 28, 2020	$(77,855)
CS	USD	1,125,286	AUD	1,700,000	May 28, 2020	79,763
					Net Appreciation	$1,908
At March 31, 2020, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.33 Index	$8,305,000	$(24,451)	$196,558	1.00	December 20, 2024	$(221,009)	Sell	Quarterly
									Net Depreciation	$(221,009)
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
At March 31, 2020, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
3-mo. LIBOR	2.36%	1,705,000	April 9, 2024	$(127,186)	Quarterly
3-mo. LIBOR	2.36%	1,195,000	April 9, 2024	(89,190)	Quarterly
3-mo. LIBOR	2.36%	1,280,000	April 9, 2024	(95,585)	Quarterly
3-mo. LIBOR	2.36%	1,245,000	April 9, 2024	(93,095)	Quarterly
3-mo. LIBOR	1.53%	2,565,000	April 9, 2024	(106,631)	Quarterly
0.48%	3-mo. LIBOR	280,000	April 1, 2025	(595)	Quarterly
3-mo. LIBOR	1.73%	845,000	October 29, 2029	(80,214)	Quarterly
3-mo. LIBOR	1.73%	260,000	October 29, 2029	(24,416)	Quarterly
3-mo. LIBOR	1.77%	425,000	October 30, 2029	(42,032)	Quarterly
3-mo. LIBOR	1.77%	385,000	October 30, 2029	(37,951)	Quarterly
3-mo. LIBOR	0.84%	930,000	March 20, 2030	(11,309)	Quarterly
3-mo. LIBOR	2.75%	440,000	December 20, 2047	(193,750)	Quarterly
			Net Depreciation	$(901,954)
Counterparty Abbreviations:
BA	Bank of America Corp
CS	Credit Suisse
Currency Abbreviations
AUD	Australian Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Investment Companies	Net asset value of underlying fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

March 31, 2020

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$16,608,422	$—	$16,608,422
Corporate Bonds and Notes	—	139,015,438	—	139,015,438
Foreign Government Bonds and Notes	—	2,425,587	—	2,425,587
Mortgage-Backed Securities	—	177,867,694	—	177,867,694
Municipal Bonds and Notes	—	3,881,174	—	3,881,174
U.S. Treasury Bonds and Notes	—	83,389,814	—	83,389,814
Common Stock	15,472	—	—	15,472
Investment Companies(a)	—	—	—	18,917,698
Short Term Investments	—	4,938,108	—	4,938,108
Total investments, at fair value:	15,472	428,126,237	0	447,059,407
Other Financial Investments:
Forward Foreign Currency Contracts(b)	—	79,763	—	79,763
Futures Contracts(b)	981,703	—	—	981,703
Total Assets	$997,175	$428,206,000	$0	$448,120,873
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(b)	—	(77,855)	—	(77,855)
Credit Default Swaps(b)	—	(221,009)	—	(221,009)
Futures Contracts(b)	$(2,282,229)	$—	$—	$(2,282,229)
Interest Rate Swaps(b)	—	(901,954)	—	(901,954)
Total Liabilities	$(2,282,229)	$(1,200,818)	$0	$(3,483,047)
(a)	As permitted by U.S. GAAP, investment companies valued at $18,917,698 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column.
(b)	Credit Default Swaps, Futures Contracts, Forward Foreign Currency Contracts, and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Federated Emerging Markets Core Fund is a non-diversified portfolio, one of four of Federated Core Trust, registered as an open-end management investment company under the 1940 Act. This fund is only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the Securities Act of 1933 (the 1933 Act). Shares of the Fund may be redeemed any day that the NYSE is open.
Federated Project and Trade Finance Fund is registered under the 1940 Act. This Fund is not a mutual fund, but operates as an "extended redemption" fund. It is an extended payment fund only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the 1933 Act, and that are also qualified purchasers as defined in Section 2(a)(51) of the 1940 Act. There are only limited opportunities to redeem fund shares. Upon receiving a redemption request, the Fund has up to thirty-one days to make payment to the shareholder.

March 31, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 3 futures contracts, net of both long and short positions, for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $3,147,899 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $6,796,250 in credit default swaps for the reporting period.

March 31, 2020

Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $11,641,250 in interest rate swaps for the reporting period.
Transactions with Affiliates
The following table is a summary of the transactions for each underlying investment during the period ended March 31, 2020, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	659,699	$9,792,320	$117,585	$3,146,537	$(181,537)	$(1,010,796)	$110,313	$5,752,572	1.43%
Federated Project Trade and Finance Fund	1,513,233	13,372,308	155,711	-	-	(362,893)	130,985	13,165,126	3.26
					(181,537)	(1,373,689)	241,298	18,917,698	4.69
				Total	$(181,537)	$(1,373,689)	$241,298	$18,917,698	4.69%

March 31, 2020